Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2013 TWD ($)	Feb. 28, 2019 USD ($)	Feb. 28, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of contingent liabilities [line items]
Unused letters of credit	$ 20,712		$ 20,000				$ 634,000
Committed to purchase property, plant and equipment	556,663		7,019,377				$ 17,039,458
Prepayment of property, plant and equipment	76,423	$ 2,339,308	294,194
Construction contract related to real estate business	$ 29,012	$ 888,052	$ 1,548,806
Announcing or commencing implementation of major restructuring [member]
Disclosure of contingent liabilities [line items]
Contribution to be made for environmental protection					$ 3,267	$ 100,000
Taiwan [member]
Disclosure of contingent liabilities [line items]
Contractual period for environmental protection				30 years
Contribution to be made for environmental protection				$ 3,000,000